Benefit plans and stock-based compensation (Tables)	12 Months Ended
Mar. 30, 2024
Summary of Status of Stock Options
A summary of the status of Birks’ stock options at March 30, 2024 is presented below:

	Options outstanding			Options exercisable
Exercise price	Number outstanding	Weighted average remaining life (years)	Weighted average exercise price	Number exercisable	Weighted average exercise price

$0.78	20,000	1.5	$0.78	20,000	$0.78
$1.43	12,000	2.6	1.43	12,000	1.43

	32,000	1.9	$1.02	32,000	$1.02

Summary of Birks' Restricted Stock Units And Deferred Share Units
A summary of the status of the Company’s cash-settled RSUs and cash
-
settled DSUs at March 30, 2024 is presented below:

DSU
Outstanding March 27, 2021	689,012
Grants of new units	61,470
Converted to equity-settled awards	(750,482)

Outstanding March 26, 2022	—
Grants of new units	35,584

Outstanding March 25, 2023	35,584
Grants of new units	70,000
Exercised	(8,896)

Outstanding March 30, 2024	96,688

The fair value of cash
-
settled DSUs is measured based on the Company’s share price at each period end. As at March 30, 2024, the liability for all cash
-
settled DSU’s was $0.4 million (March 25, 2023 – $0.4 million
and
March 26, 2022 – nil). The closing stock price used to determine the liability for fiscal 2024 was $3.34
 ($8.18 as at March 26, 2023).
Total compensation cost (gain) for DSUs recognized in expense was ($0.3) million, $0.4 million, and $1.5 million in fiscal 2024, 2023, and 2022
, respectively
.

RSU
Outstanding March 27, 2021	375,000
Converted to equity-settled awards	(325,000)

Outstanding March 26, 2022	50,000
Exercised	—

Outstanding March 25, 2023	50,000
Exercised	(50,000)

Outstanding March 30, 2024	—

The fair value of cash
-
settled RSUs is measured based on the Company’s share price at each period end. As at March 30, 2024, the liability for all vested cash
-
settled RSUs was nil (March 25, 2023 - $0.5 million
and
March 26, 2022 - $0.2 million). The closing stock price used to determine the liability was $8.18 for fiscal 2023 and $5.12 for fiscal 2022. Total compensation cost (gain) for cash-settled RSU’s recognized in expense was $(0.2) million, $0.3 million, and $0.8 million in fiscal 2024, 2023, and 2022
, respectively.
 Total compensation cost for equity-settled RSU’s recognized in expense was $0.03 million, $0.5 million, and $0.2 million in fiscal 2024, 2023, and 2022
, respectively
.
A summary of the status of the Company’s equity-settled
DSUs
at March 30, 2024 is presented below:

DSU
Outstanding March 25, 2023 and March 26, 2022	750,482
Exercised	(10,000)

Outstanding March 30, 2024	740,482
A summary of the status of the Company’s equity-settled
RSUs
at March 30, 2024 is presented below:

RSU
Outstanding March 26, 2022 and March 25, 2023	325,000
Exercised	(325,000)

Outstanding March 30, 2024	—
The equity
-
settled RSUs and DSUs are recorded at fair value at grant or modification date and not subsequently re-measured.

Birks Stock Option Plan [Member]
Summary of Activity of Stock Option Plans and Arrangements
The following is a summary of the activity of Birks’ stock option plans and arrangements.

	Options	Weighted average exercise price
Outstanding March 27, 2021	395,147	$1.13
Exercised	(138,147)	0.94
Forfeited	—	—

Outstanding March 26, 2022	257,000	1.09
Exercised	(225,000)	1.10
Forfeited	—	—

Outstanding March 25, 2023	32,000	1.02
Exercised	—	—
Forfeited	—	—

Outstanding March 30, 2024	32,000	$1.02